UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22572

Destra Multi-Alternative Fund

(Exact name of registrant as specified in charter)

444 West Lake Street, Suite 1700

Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Robert A. Watson

C/O Destra Capital Advisors LLC

444 West Lake Street, Suite 1700

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 843-6161

Date of fiscal year end: February 29

Date of reporting period: August 31, 2019

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1).

Destra Multi-Alternative Fund

Semi-Annual Report

August 31, 2019

(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website at www.destracapital.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank), through the Fund’s transfer agent by calling the Fund toll-free at 844-9DESTRA (933-7872), or if you are a direct investor, by enrolling at www.destracapital.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call toll-free at 844-9DESTRA (933-7872) to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Destra Fund Complex if you invest directly with the Fund.

Destra Multi-Alternative Fund
Schedule of Investments
As of August 31, 2019 (unaudited)
Shares	Security	Value
	COMMON STOCKS – 16.4%
	LISTED BUSINESS DEVELOPMENT COMPANIES – 12.0%
25,194	Ares Capital Corp.	$475,159
51,792	BlackRock Capital Investment Corp.	270,872
24,505	Golub Capital BDC, Inc.	455,793
81,142	Hercules Capital, Inc.(1)	1,065,394
17,971	New Mountain Finance Corp.	242,429
803,482	Owl Rock Capital Corp.	12,775,364
20,605	Oxford Square Capital Corp.	126,927
27,634	PennantPark Floating Rate Capital, Ltd.	315,028
27,852	TPG Specialty Lending, Inc.	577,372
27,527	TriplePoint Venture Growth BDC Corp.	440,707
32,516	WhiteHorse Finance, Inc.	432,463
		17,177,508

	PHARMACEUTICALS – 0.4%
10,000	AbbVie, Inc.	657,400

	PIPELINES – 1.8%
34,363	CrossAmerica Partners LP	590,356
33,500	Delek Logistics Partners LP	986,240
19,618	Enable Midstream Partners LP	247,187
77,600	Golar LNG Partners LP	761,256
		2,585,039

	PRIVATE EQUITY – 1.4%
45,000	AllianceBernstein Holding LP(1)	1,272,600
11,264	Icahn Enterprises LP	759,982
		2,032,582

	SOFTWARE – 0.8%
38,000	Slack Technologies, Inc., Class A(2)	1,088,320
	TOTAL COMMON STOCKS
	(Cost $23,810,437)	23,540,849

	REAL ESTATE INVESTMENT TRUSTS – 44.2%
	LISTED REAL ESTATE INVESTMENT TRUSTS – 3.6%
40,800	American Campus Communities, Inc.	1,896,384
100,000	Colony Credit Real Estate, Inc.	1,253,000
45,000	Granite Point Mortgage Trust, Inc.	823,050
23,100	QTS Realty Trust, Inc.	1,133,286
	TOTAL LISTED REAL ESTATE INVESTMENT TRUSTS	5,105,720

	NON-LISTED REAL ESTATE INVESTMENT TRUSTS – 15.4%
290,378	Healthcare Trust, Inc.	5,494,926
456,541	Hospitality Investor Trust, Inc.(2)	4,218,750
764,346	N1 Liquidating Trust	351,599
Shares	Security	Value
	REAL ESTATE INVESTMENT TRUSTS (continued)
	NON-LISTED REAL ESTATE INVESTMENT TRUSTS (continued)
1,081,081	NorthStar Healthcare Income, Inc.	$8,404,178
388,931	Steadfast Income REIT, Inc.	3,675,473
	TOTAL NON-LISTED REAL ESTATE INVESTMENT TRUSTS	22,144,926

	PRIVATE REAL ESTATE INVESTMENT TRUSTS – 25.2%
7,354	Clarion Lion Industrial Trust	14,878,133
275,000	GreenAcreage Real Estate Corp.	5,500,000
715,000	Treehouse Real Estate Investment Trust, Inc.	15,730,000
	TOTAL PRIVATE REAL ESTATE INVESTMENT TRUSTS	36,108,133
	TOTAL REAL ESTATE INVESTMENT TRUSTS
	(Cost $59,435,132)	63,358,779

	NON-LISTED BUSINESS DEVELOPMENT COMPANIES – 1.0%
165,321	Cion Investment Corp.	1,387,045
	TOTAL NON-LISTED BUSINESS DEVELOPMENT COMPANIES
	(Cost $1,594,688)	1,387,045

	PRIVATE INVESTMENT FUNDS – 28.8%
	AIM Infrastructure MLP Fund II, LP.	4,246,294
	Arboretum Core Asset Fund, L.P.	2,506,622
	Canyon CLO Fund II L.P.	802,890
	Clarion Lion Properties Fund	7,806,196
	Levine Leichtman Capital Partners VI, LP	3,236,923
	Mosaic Real Estate Credit, LLC	10,240,312
	Ovation Alternative Income Fund	7,716,739
	Stepstone Capital Partners IV, L.P.	4,691,286
	TOTAL PRIVATE INVESTMENT FUNDS
	(Cost $41,798,225)	41,247,262

	CLOSED-END FUNDS – 8.8%
92,641	Apollo Tactical Income Fund, Inc.	1,357,191
109,949	BlackRock Debt Strategies Fund, Inc.	1,176,454
114,153	BlackRock Multi-Sector Income Trust	1,933,752
58,623	Blackstone/GSO Long-Short Credit Income Fund	930,933
88,000	Brookfield Real Assets Income Fund, Inc.	1,963,280
98,042	DoubleLine Income Solutions Fund	1,921,623

See accompanying Notes to Financial Statements

Destra Multi-Alternative Fund
Schedule of Investments (continued)
As of August 31, 2019 (unaudited)
Shares	Security	Value
	CLOSED-END FUNDS (continued)
40,000	First Trust Energy Income and Growth Fund	$846,400
37,800	First Trust Intermediate Duration Preferred & Income Fund(1)	881,874
30,274	John Hancock Premium Dividend Fund	522,832
78,964	Western Asset Emerging Markets Debt Fund, Inc.	1,072,331
	TOTAL CLOSED-END FUNDS
	(Cost $13,177,207)	12,606,670

	HEDGE FUND – 18.7%
23,405	Collins Master Access Fund Ltd.(2)	26,904,730
	TOTAL HEDGE FUNDS
	(Cost $23,535,026)	26,904,730

	SHORT-TERM INVESTMENTS – 4.2%
	MONEY MARKET FUND – 4.2%
6,060,985	Fidelity Investments Money Market Funds – Treasury Portfolio, Class I, 1.98%(1)(3)	6,060,985
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $6,060,985)	6,060,985

	TOTAL INVESTMENTS – 122.1%
	(Cost $169,411,700)	175,106,320
	Liabilities in Excess of Other Assets – (22.1)%	(31,747,561)
	TOTAL NET ASSETS – 100.0%	$143,358,759

	EXCHANGE-TRADED FUNDS SOLD SHORT – (1.3)%
(30,000)	ProShares UltraPro QQQ	(1,814,700)
	TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT
	(Proceeds $(1,854,267))	(1,814,700)

1      All or a portion of this security is segregated as collateral for securities sold short.

2     Non-income producing security.

3     The rate is the annualized seven-day yield as of August 31, 2019.

BDC — Business Development Company

LP — Limited Partnership

REIT — Real Estate Investment Trusts

LLC — Limited Liability Company

See accompanying Notes to Financial Statements

Destra Multi-Alternative Fund
Summary of Investments
As of August 31, 2019 (unaudited)
Percent of Net Assets
Closed-End Funds	8.79%
Hedge Fund	18.77%
Private Investment Funds	28.77%
Real Estate Investment Trusts
Private Real Estate Investment Trusts	25.19%
Non-Listed Real Estate Investment Trusts	15.45%
Listed Real Estate Investment Trusts	3.56%
Non-Listed Business Development Companies	0.97%
Listed Business Development Companies	11.98%
Pipelines	1.80%
Private Equity	1.42%
Software	0.76%
Pharmaceuticals	0.46%
Short-Term Investments	4.23%
Liabilities in Excess of Other Assets	(22.15)%
Net Assets	100.00%
Exchange-Traded Funds Sold Short	(1.27)%

See accompanying Notes to Financial Statements

Destra Multi-Alternative Fund
Statement of Assets and Liabilities
August 31, 2019 (unaudited)
Assets:
Investments, at value	$175,106,320
Receivables:
Dividends	436,643
Interest	7,629
Investment securities sold	66,193
Capital stock sold	90,071
Prepaid expenses	148,282
Other assets	628
Total assets	175,855,766
Liabilities:
Credit facility (See Note 10)	27,300,000
Due to custodian	3,118,027
Securities sold short, at value (proceeds $1,854,267)	1,814,700
Payables:
Due to Advisor (See Note 4)	118,555
Interest payable	94,733
Shareholder servicing fees	24,334
Distribution fees	10,789
Accounting and administrative fees	4,560
Chief financial officer fees	656
Custody fees	609
Accrued other expenses	10,044
Total liabilities	32,497,007
Net assets	$143,358,759
Net assets consist of:
Paid-in capital (unlimited shares authorized at $0.001 par value common stock)	$166,177,159
Total distributable earnings	(22,818,400)
Net assets	$143,358,759
Net assets:
Class I	$29,519,289
Class A	95,314,025
Class C	14,003,655
Class T	4,521,790
Shares outstanding:
Class I	2,164,564
Class A	7,108,926
Class C	1,081,793
Class T	345,213
Net Asset Value Per Share:*
Class I	$13.64
Class A	13.41
Maximum Offering Price Per Share(1)	14.23
Class C	12.94
Class T	13.10
Maximum Offering Price Per Share(2)	13.51
Total investments, at cost	$169,411,700

*  The Net Asset Value for each class will differ due primarily to the allocation of class specific expenses, such as distribution fees and shareholder servicing fees.

1     Include a sales charge of 5.75%.

2     Include a sales charge of 3.00%.

See accompanying Notes to Financial Statements

Destra Multi-Alternative Fund
Statement of Operations
For the six months ended August 31, 2019 (unaudited)
Investment income:
Dividend income(1)	$3,804,368
Interest income	55,724
Total investment income	3,860,092
Expenses:
Management fees (See Note 4)	1,007,882
Interest expense	582,716
Professional fees	122,407
Accounting and administrative fees	98,185
Transfer agent fees and expenses	86,972
Shareholder reporting fees	50,137
Chief compliance officer fees	36,129
Registration fees	34,592
Trustee fees	31,737
Custody fees	12,878
Insurance expense	8,524
Chief financial officer fees	656
Distribution fees Class C	57,596
Distribution fees Class T	11,807
Shareholder servicing fees Class C (See Note 4)	19,199
Shareholder servicing fees Class A (See Note 4)	132,398
Shareholder servicing fees Class T (See Note 4)	5,903
Other expenses	1,744
Total expenses:	2,301,462
Expenses waived from advisor (See Note 4)	(223,091)
Net expenses	2,078,371
Net investment income	1,781,721
Net realized and unrealized gain (loss):
Net realized gain (loss):
Investments	8,145,341
Foreign currency transactions	(82)
Total net realized gain	8,145,259
Net change in unrealized depreciation on:
Investments	(7,566,037)
Total net change in unrealized depreciation	(7,566,037)
Net realized and unrealized gain	579,222
Net increase in net assets resulting from operations	$2,360,943

1     Net of foreign withholding taxes of $1,492.

See accompanying Notes to Financial Statements

Destra Multi-Alternative Fund
Statements of Changes in Net Assets

	Period Ended August 31, 2019 (Unaudited)	Year Ended February 28, 2019
Increase (decrease) in net assets resulting from operations
Net investment income	$1,781,721	$3,577,454
Net realized gain (loss) on investments	8,145,259	(6,575,759)
Net change in unrealized appreciation (depreciation)	(7,566,037)	2,920,497
Net increase (decrease) in net assets resulting from operations	2,360,943	(77,808)
Distributions to shareholders:
Class I	(152,059)	(20,369)
Class A	(654,207)	(534,638)
Class C	(94,877)	(90,458)
Class T	(29,476)	(23,785)
Total distributions to shareholders	(930,619)	(669,250)
Return of Capital to shareholders:
Class I	(569,284)	(608,511)
Class A	(2,449,241)	(7,383,979)
Class C	(355,205)	(1,162,373)
Class T	(110,353)	(313,618)
Total return of capital to shareholders	(3,484,083)	(9,468,481)
Capital transactions:
Proceeds from shares sold:
Class I	11,503,899	16,756,790
Class A	702,867	3,970,120
Class C	842,254	1,307,718
Class T	94,193	134,721
Reinvestment of distributions:
Class I	289,811	250,790
Class A	1,562,604	4,140,233
Class C	248,952	711,966
Class T	69,653	177,046
Cost of shares redeemed:
Class I	(808,593)	(2,854,486)
Class A	(19,501,144)	(36,830,028)
Class C	(3,276,713)	(8,737,854)
Class T	(411,584)	(1,683,242)
Net decrease in net assets from capital transactions	(8,683,801)	(22,656,226)

Total decrease in net assets	(10,737,560)	(32,871,765)
Net assets:
Beginning of period	154,096,319	186,968,084
End of period	$143,358,759	$154,096,319

See accompanying Notes to Financial Statements

Destra Multi-Alternative Fund
Statements of Changes in Net Assets (continued)

	Period Ended August 31, 2019 (Unaudited)	Year Ended February 28, 2019
Capital share transactions:
Shares sold:
Class I	835,375	1,178,312
Class A	51,826	279,209
Class C	64,048	93,295
Class T	7,057	9,752
Shares reinvested:
Class I	21,117	17,804
Class A	115,649	293,832
Class C	19,054	51,938
Class T	5,271	12,798
Shares redeemed:
Class I	(58,580)	(197,947)
Class A	(1,436,263)	(2,608,886)
Class C	(249,740)	(638,321)
Class T	(30,947)	(121,152)
Net decrease from capital share transactions	(656,133)	(1,629,366)

See accompanying Notes to Financial Statements

Destra Multi-Alternative Fund
Statement of Cash Flows
As of August 31, 2019 (unaudited)
Cash flows from operating activities:
Net increase in net assets from operations	$2,360,943
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investments	(84,567,710)
Proceeds from redemptions, sales, or other dispositions of investments(1)	89,614,306
Net realized (gain) loss on:
Investments	(8,145,341)
Foreign currency transactions	82
Net change in unrealized (appreciation) depreciation on:
Investments	7,566,037
Change in operating assets and liabilities:
Investments sold	(66,193)
Interest	(5,938)
Dividends	50,131
Prepaid expenses	(106,052)
Due to Advisor	(19,711)
Custody fees	(1,019)
Accounting and administration fees	(14,446)
Chief financial officer fees	656
Distribution fees	(963)
Shareholder servicing fees	(1,816)
Interest payable	(64,886)
Accrued other expenses	(48,042)
Net cash used in operating activities	6,550,038
Cash flows from financing activities:
Borrowings on credit facility	3,500,000
Proceeds from shares sold	13,073,651
Redemptions Paid	(23,998,034)
Cash distributions paid, net of reinvestment	(2,243,682)
Net cash provided by financing activities	(9,668,065)
Net change in cash and cash equivalents	(3,118,027)
Cash, cash equivalents and restricted cash at beginning of period	—
Cash, cash equivalents and restricted cash at end of period	$(3,118,027)
Supplemental schedule of cash activity:
Interest expense on borrowings	$582,716
Supplemental schedule of non-cash activity:
Reinvestment of distributions	$2,171,020

1     Inclusive of securities sold short.

See accompanying Notes to Financial Statements

Destra Multi-Alternative Fund
Financial Highlights
For a share of common stock outstanding throughout the periods indicated
Period ending February 28,	Net asset value, beginning of period	Net investment income (loss)(1)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Distributions to shareholders from return of capital	Total distributions	Net asset value, end of period	Total return(2)(3)	Gross expenses(4)(7)	Net expenses(4)(5)(7)	Net investment income(5)(7)	Net assets, end of period (in thousands)	Portfolio turnover rate(3)
Class I
2019(6)	$13.81	$0.20	$0.05	$0.25	$(0.09)	$—	$(0.33)	$(0.42)	$13.64	1.64%	2.78%	2.48%	2.83%	$29,519	18%
2019	14.64	0.18	(0.15)	0.03	(0.05)	—	(0.81)	(0.86)	13.81	0.17	2.37	2.18	1.25	18,879	19
2018	15.86	0.25	(0.54)	(0.29)	(0.23)	—	(0.70)	(0.93)	14.64	(2.39)	1.79	1.57	1.64	5,395	27
2017	15.24	0.42	1.15	1.57	(0.30)	—	(0.65)	(0.95)	15.86	10.52	1.39	1.39	2.67	3,820	13
2016	16.75	0.48	(1.03)	(0.55)	(0.40)	—	(0.56)	(0.96)	15.24	(3.37)	1.33	1.33	3.09	7,806	21
2015*	17.02	0.30	0.09	0.39	(0.06)	(0.37)	(0.23)	(0.66)	16.75	2.37	1.30	1.30	2.80	1,185	49
Class A
2019(6)	13.60	0.16	0.06	0.22	(0.09)	—	(0.32)	(0.41)	13.41	1.54	3.03	2.73	2.41	95,314	18
2019	14.45	0.32	(0.32)	—	(0.05)	—	(0.80)	(0.85)	13.60	(0.05)	2.56	2.37	2.25	113,921	19
2018	15.67	0.22	(0.52)	(0.30)	(0.23)	—	(0.69)	(0.92)	14.45	(2.56)	1.99	1.80	1.42	150,428	27
2017	15.20	0.35	1.06	1.41	(0.29)	—	(0.65)	(0.94)	15.67	9.48	1.66	1.66	2.25	168,232	13
2016	16.74	0.46	(1.04)	(0.58)	(0.40)	—	(0.56)	(0.96)	15.20	(3.57)	1.58	1.58	2.87	157,986	21
2015	16.51	0.41	0.80	1.21	(0.40)	(0.37)	(0.21)	(0.98)	16.74	7.46	1.55	1.61	2.43	178,502	49
Class C
2019(6)	13.18	0.11	0.04	0.15	(0.08)	—	(0.31)	(0.39)	12.94	1.10	3.78	3.48	1.67	14,004	18
2019	14.11	0.22	(0.33)	(0.11)	(0.05)	—	(0.77)	(0.82)	13.18	(0.80)	3.31	3.12	1.58	16,451	19
2018	15.42	0.10	(0.51)	(0.41)	(0.22)	—	(0.68)	(0.90)	14.11	(3.32)	2.75	2.55	0.68	24,575	27
2017	15.06	0.23	1.06	1.29	(0.28)	—	(0.65)	(0.93)	15.42	8.73	2.40	2.40	1.48	24,585	13
2016	16.71	0.33	(1.03)	(0.70)	(0.39)	—	(0.56)	(0.95)	15.06	(4.28)	2.33	2.33	2.12	19,046	21
2015*	17.02	0.18	0.16	0.34	(0.12)	(0.35)	(0.18)	(0.65)	16.71	2.04	2.30	2.30	1.76	10,926	49
Class T
2019(6)	13.32	0.13	0.04	0.17	(0.08)	—	(0.31)	(0.39)	13.10	1.27	3.53	3.23	1.94	4,522	18
2019	14.21	0.25	(0.31)	(0.06)	(0.05)	—	(0.78)	(0.83)	13.32	(0.46)	3.06	2.87	1.78	4,845	19
2018	15.51	0.14	(0.53)	(0.39)	(0.23)	—	(0.68)	(0.91)	14.21	(3.13)	2.46	2.28	0.90	6,570	27
2017	15.11	0.27	1.06	1.33	(0.28)	—	(0.65)	(0.93)	15.51	9.01	2.16	2.16	1.77	9,192	13
2016	16.72	0.37	(1.03)	(0.66)	(0.39)	—	(0.56)	(0.95)	15.11	(4.03)	2.08	2.08	2.37	9,143	21
2015*	17.02	0.20	0.17	0.37	(0.13)	(0.35)	(0.19)	(0.67)	16.72	2.25	2.05	2.05	2.00	8,356	49

*   Commenced operations on July 2, 2014.

1   Based on average shares outstanding during the period.

2   Based on the net asset value as of period end. Assumes an investment at net asset value at the beginning of the period, reinvestment of all distributions during the period and does not include payment of the maximum sales charge. The return would have been lower if certain expenses had not been waived or reimbursed by the investment advisor.

3   Not annualized for periods less than one year.

See accompanying Notes to Financial Statements

Destra Multi-Alternative Fund
Financial Highlights (continued)
For a share of common stock outstanding throughout the periods indicated

4   Percentages shown include interest expense. Gross and net expense ratios, respectively, excluding interest expense are as follows:

	Gross Expenses(7)	Net Expenses(7)
Class I
2019(6)	2.00%	1.70%
2019	1.89%	1.70%
2018	1.76%	1.55%
2017	1.29%	1.29%
2016	1.24%	1.24%
2015*	1.30%	1.30%
Class A
2019(6)	2.25%	1.95%
2019	2.14%	1.95%
2018	1.96%	1.77%
2017	1.57%	1.57%
2016	1.49%	1.49%
2015	1.55%	1.61%
Class C
2019(6)	3.00%	2.70%
2019	2.89%	2.70%
2018	2.72%	2.53%
2017	2.33%	2.33%
2016	2.24%	2.24%
2015*	2.30%	2.30%
Class T
2019(6)	2.75%	2.45%
2019	2.64%	2.45%
2018	2.43%	2.26%
2017	2.07%	2.07%
2016	1.99%	1.99%
2015*	2.05%	2.05%

5   The contractual fee and expense waiver is reflected in both the net expense and net investment income ratios (see Note 4)

6   For the six months ended August 31, 2019 (Unaudited).

7   Annualized for periods less than one year.

See accompanying Notes to Financial Statements

Destra Multi-Alternative Fund
Notes to Financial Statements
August 31, 2019 (Unaudited)

1. Organization

Destra Multi-Alternative Fund (“the Fund”), formerly known as Multi-Strategy Growth & Income Fund, was organized as a Delaware statutory trust on June 3, 2011, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), and is a non-diversified, closed-end management investment company that operates as an interval fund with a continuous offering of Fund shares. The investment objective of the Fund is to seek returns from capital appreciation and income with an emphasis on income generation. The Fund pursues its investment objective by investing primarily in the income-producing securities of real estate investment trusts (“REITs”) and alternative investment funds, as well as common stocks and structured notes, notes, bonds and asset-backed securities.

The Fund currently offers Class A, Class C, Class I and Class T shares. Effective July 1, 2019, all Class L shares were converted to Class T shares. Class A shares commenced operations on March 16, 2012; Class C, Class I and Class T shares commenced operations on July 2, 2014. Class A and Class T shares are offered at net asset value (“NAV”) plus a maximum sales charge of 5.75% and 3.00%, respectively. Class C and Class I shares are offered at NAV. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class-specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Security Valuation — Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean of the closing bid and asked prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor (defined below), those securities will be valued at “fair value” as determined in good faith by the Fair Valuation Committee using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Board”). There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but would not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. Calls with the management teams of these securities are completed to gain further insight that might not be as evident through the reading of published reports or filings.

Often, significant back-testing or historical data analysis is employed to gain increased, tangible perspective into ways to enhance the accuracy of either existing, or potentially new fair valuation approaches. This also ensures that recent enhancements or additional methodologies are leading to more accurate valuations.

Destra Multi-Alternative Fund
Notes to Financial Statements
August 31, 2019 (Unaudited) (continued)

Ongoing “logic checks” and evaluations of underlying portfolios are used to identify potential disconnects between current methodologies and expected results.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund invests in some securities which are not traded and the Fair Valuation Committee has established a methodology for the fair valuation of each type of security. Non-listed REITs that are in the public offering period (or start-up phase) are valued at cost according to the Fair Valuation Committee’s fair valuation methodology unless the REIT issues an updated valuation. The Fund generally purchases REITs at NAV or without a commission. However, startup REITs amortize a significant portion of their start-up costs and therefore, potentially carry additional risks that may impact valuation should the REIT be unable to raise sufficient capital and execute their business plan. As such, start-up REITs pose a greater risk than seasoned REITs because if they encounter going concern issues, they may see significant deviation in value from the fair value, cost basis approach as represented. Management is not aware of any information which would cause a change in cost basis valuation methodology currently being utilized for non-traded REITs in their offering period. Non-traded REITs that are in their offering period are generally categorized as Level 3 in the fair value hierarchy. Once a REIT closes to new investors, the Fund values the security based on the movement of an appropriate market index or a similar security that is publicly traded until the REIT issues an updated market valuation. Non-traded REITs that have closed to new investors are generally categorized in Level 2 of the fair value hierarchy, due to the significance of the effect of the application of the movement of the market index on the overall fair valuation of the REIT. Other non-traded private investments are monitored for any independent audits of the investment or impairments reported on the potential value of the investment. For non-traded private investments, including private real estate investment trusts and non-traded partnership funds, that are themselves treated as investment companies under GAAP, the Fund follows the guidance in GAAP that allows, as practical expedient, the Fund to value such investments at their reported NAV per share (or if not unitized, at an equivalent percentage of the capital of the investee entity). Such investments typically provide an updated NAV or its equivalent on a quarterly basis. The Fair Valuation Committee meets frequently to discuss the fair valuation methodology and will adjust the value of a security if there is a public update to such valuation.

Non-listed business development companies provide quarterly fair value pricing which is used as an indicator of the valuation for the Fund. If the value significantly fluctuates, the Advisor will provide an updated price. If a significant event occurs that causes a large change in price, the Fair Valuation Committee will call a meeting to evaluate the fair value. Non-traded business development companies are categorized as Level 2 in the fair value hierarchy. Hedge funds provide monthly fair value pricing which is used as an indicator of the valuation for the Fund. The Fund values the security based on the movement of an appropriate market index or a similar security that is publicly traded until the hedge fund issues an updated market valuation.

Valuation of Fund of Funds — The Fund may invest in funds of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value using the methods established by the board of directors of the Underlying Funds. Open-end funds are valued at their NAV per share and closed-end funds that trade on an exchange are valued as described under security valuation.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

•        Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

•        Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•        Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Destra Multi-Alternative Fund
Notes to Financial Statements
August 31, 2019 (Unaudited) (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value of a security may fall into different levels (Level 1, Level 2 or Level 3) of the fair value hierarchy. In such cases, for disclosure purposes, the level within which the fair value measurement falls, in its entirety, is determined based on the lowest level input that is significant in its entirety to the fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2019 for the Fund’s assets and liabilities measured at fair value:

Assets*
Investments:	Practical Expedient(1)	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$23,540,849	$—	$—	$23,540,849
Real Estate Investment Trusts	36,108,133	5,105,720	22,144,926	—	63,358,779
Non-Listed Business Development Companies	1,387,045	—	—	—	1,387,045
Private Investment Funds	41,247,262	—	—	—	41,247,262
Closed-End Funds	—	12,606,670	—	—	12,606,670
Hedge Funds	26,904,730	—	—	—	26,904,730
Short-Term Investment	—	6,060,985	—	—	6,060,985
Total Investments	$105,647,170	$47,314,224	$22,144,926	$—	$175,106,320
Liabilities*
Investments:	Practical Expedient(1)	Level 1	Level 2	Level 3	Total
Exchange Traded Fund Sold Short	$—	$(1,814,700)	$—	$—	$(1,814,700)
Total Investments	$—	$(1,814,700)	$—	$—	$(1,814,700)

1       Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

*     Refer to the Schedule of Investments for industry classifications.

Destra Multi-Alternative Fund
Notes to Financial Statements
August 31, 2019 (Unaudited) (continued)

The following is the fair value measurement of investments that are measured at NAV per Share (or its equivalent) as a practical expedient:

Security Description	Industry	Acquisition Date	Cost	Value	% of Net Assets	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
AIM Infrastructure MLP Fund II, LP.	Private Investment Fund	3/12/2014	$6,108,750	$4,246,294	3.0%	$1,166,250	Quarterly	30 – 60 Days
Arboretum Core Asset Fund, L.P.	Private Investment Fund	8/2/2018	2,500,000	2,506,622	1.7%	7,500,000	Annually	30 Days
Canyon CLO Fund II L.P.	Private Investment Fund	2/25/2019	800,000	802,890	0.6%	7,500,000	Subject to advisor approval	n/a
Cion Investment Corp.	Non-Listed BDC	4/21/2014	1,594,688	1,387,045	1.0%	—	Quarterly	30 Days
Clarion Lion Industrial Trust	REIT	6/29/2015	9,805,776	14,878,133	10.4%	—	Quarterly	90 Days
Clarion Lion Properties Fund	Private Investment Fund	4/1/2014	5,541,656	7,806,196	5.4%	—	Quarterly	90 Days
Collins Master Access Fund Ltd.	Hedge Fund	6/2/2015	23,535,026	26,904,730	18.8%	—	Subject to advisor approval	30 – 60 Days
GreenAcreage Real Estate Corp.	REIT	8/7/2019	5,500,000	5,500,000	3.8%	—	Subject to advisor approval	n/a
Levine Leichtman Capital Partners VI, LP	Private Investment Fund	11/22/2017	4,755,184	3,236,923	2.3%	6,512,358	Subject to advisor approval	n/a
Mosaic Real Estate Credit, LLC	Private Investment Fund	7/6/2017	9,999,997	10,240,312	7.1%	—	Subject to advisor approval	2 year lock up, then annual with 90 Days
Ovation Alternative Income Fund	Private Investment Fund	7/25/2014	7,500,000	7,716,739	5.4%	—	Quarterly	180 Days
Stepstone Capital Partners IV, L.P.	Private Investment Fund	7/30/2018	4,592,637	4,691,286	3.3%	5,407,363	Subject to advisor approval	n/a
Treehouse Real Estate Investment Trust, Inc.	REIT	12/31/2018	14,980,000	15,730,000	11.0%	—	Subject to advisor approval	n/a
Total			$97,213,715	$105,647,170		$28,085,971

Exchange Traded Funds — The Fund may invest in exchange traded funds (“ETFs”). Most ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed (or managed) portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although the lack of liquidity in an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Security Transactions and Investment Income — Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended February 29, 2016 to February 28, 2018, or expected to be taken in the Fund’s

Destra Multi-Alternative Fund
Notes to Financial Statements
August 31, 2019 (Unaudited) (continued)

February 28, 2019 year-end tax return. The Fund identifies its major tax jurisdiction as U.S. Federal. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended August 31, 2019, the Fund did not incur any interest or penalties.

Distributions to Shareholders — Distributions from investment income are declared and paid monthly. Distributions from net realized capital gains, if any, are declared and paid annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Indemnification — The Fund indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Fund has adopted early.

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. These amendments have been adopted with these financial statements.

4. Investment Management and Other Agreements

Advisory Agreement — Pursuant to an investment advisory agreement with the Fund, (the “Advisory Agreement”), investment advisory services are provided to the Fund by Destra Capital Advisors LLC (the “Advisor”). Under the terms of the Advisory Agreement, the Advisor receives monthly advisory fees calculated at an annual rate of 1.35% of the average daily net assets of the Fund. For the six months ended August 31, 2019, the Advisor earned advisory fees of $1,007,882. For the six months ended August 31, 2019, the Advisor was owed $118,555 in advisory fees.

Pursuant to a written contract (the “Expense Limitation Agreement”), the Advisor has agreed, at least until November 30, 2020, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expenses on securities sold short), fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses), taxes or extraordinary expenses, such as litigation expenses), do not exceed the following amounts per annum of the average daily net assets of each class of shares:

Class A	Class C	Class I	Class T
1.95%	2.70%	1.70%	2.45%

These amounts will herein be referred to as the “expense limitations.”

Any waiver or reimbursement by the Advisor under the Expense Limitation Agreement is subject to repayment by the Fund within three years from the date the Advisor waived any payment or reimbursed any expense, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of waiver or the current expense limitation and the repayment is approved by the Board. The Advisor may not terminate the Expense Limitation Agreement during the initial term. After the initial term, either the Board or the Advisor may terminate the Expense Limitation Agreement upon 60 days’ written notice. For the six months ended August 31, 2019, the Advisor waived advisory fees of $223,091.

Destra Multi-Alternative Fund
Notes to Financial Statements
August 31, 2019 (Unaudited) (continued)

The following amounts are subject to recapture by the Advisor by the following dates:

2/28/2021	2/28/2022
$386,639	$327,457

Sub-Advisory Agreement — The Fund has engaged Pinhook Capital, LLC (f/k/a LCM Investment Mangement, LLC) as the sub-advisor (the “Sub-Advisor”). The Sub-Advisory Agreement provides that the Sub-Advisor is entitled to receive an annual fee from the Advisor equal to 50% of the net revenue received by the Advisor after any fee waivers and shared expenses between the Advisor and the Sub-Advisor, subject to a maximum of 0.675% of the Fund’s average daily net assets. The Sub-Advisor is compensated by the Advisor, not the Fund.

Distributor — The Board has adopted, on behalf of the Fund, a Shareholder Servicing Plan under which the Fund may compensate financial industry professionals for providing ongoing services in respect of clients with whom they have distributed shares of the Fund. Under the Shareholder Servicing Plan, the Fund may pay 0.25% per year of its average daily net assets attributed to each of Class A, Class C and Class T shares for such services. For the six months ended August 31, 2019, the Fund incurred shareholder servicing fees of $132,398, $19,199, and $5,903 for Class A, Class C and Class T shares, respectively. The Class C and Class T shares also pay to Destra Capital Investments, LLC (the “Distributor”) a distribution fee, payable under distribution plans adopted by the Board (“Distribution Plans”), for certain activities relating to the distribution of shares to investors and maintenance of shareholder accounts. These activities including marketing and other activities to support the distribution of the Class C and Class T shares. Under the Distribution Plans, the Fund pays 0.75% and 0.50% per year of its average daily net assets for such services for Class C and Class T shares, respectively. For the six months ended August 31, 2019, the Fund incurred distribution fees of $57,596 and $11,807 for Class C and Class T shares, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. For the six months ended August 31, 2019, the Distributor received $26,244 and $2,112 in underwriting commissions for sales of Class A and Class T shares, respectively, of which $3,477 and $0 were retained by the principal underwriter or other affiliated broker-dealers.

Affiliates — During the six months ended August 31, 2019, Lucia Securities, LLC (“Lucia Securities”), a registered broker/dealer and an affiliate of the Sub-Advisor, executed trades on behalf of the Fund for which it received brokerage commissions of $2,794.

5. Investment Transactions

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended August 31, 2019, amounted to $30,329,511 and $38,356,806, respectively. The total securities sold short and covered amounted to $1,854,267 and $0, respectively.

6. Repurchase Offers / Shares of Beneficial Interest

Pursuant to Rule 23c-3 under the 1940 Act, on a quarterly basis, the Fund offers shareholders holding all classes of shares the option of redeeming shares at NAV. The Board determines the quarterly repurchase offer amount (“Repurchase Offer Amount”), which can be no less than 5% and no more than 25% of all shares of all classes outstanding on the repurchase request deadline. If shareholders tender more than the Repurchase Offer Amount, the Fund may, but is not required to, repurchase an additional amount of shares not to exceed 2% of all outstanding shares of the Fund on the repurchase request deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender shares in an amount exceeding the Repurchase Offer Amount plus 2% of all outstanding shares on the repurchase request deadline, the Fund shall repurchase the shares tendered on a pro rata basis. There is no guarantee that a shareholder will be able to sell all of the shares tendered in a quarterly repurchase offer. Limited liquidity will be provided to shareholders only through the Fund’s quarterly repurchases.

Destra Multi-Alternative Fund
Notes to Financial Statements
August 31, 2019 (Unaudited) (continued)

During the period ended August 31, 2019, the Fund had two Repurchase Offers as follows:

Repurchase Offer Notice	Repurchase Request Deadline	Repurchase Offer Amount	% of Shares Repurchased	Number of Shares Repurchased
March 18, 2019	April 22, 2019	7%*	6.29%	720,484
June 17, 2019	July 18, 2019	5%	2.79%	305,210

*    The Fund is permitted to, but not required to, repurchase an additional 2% of all outstanding shares of the Fund.

7. Federal Income Taxes

At February 28, 2019, gross unrealized appreciation and (depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$160,480,014
Gross unrealized appreciation	$34,833,561
Gross unrealized depreciation	(17,554,581)
Net unrealized appreciation(depreciation)	$17,278,980

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended February 28, 2019, permanent differences in book and tax accounting have been reclassified to Capital and Total Accumulated Earnings (Losses) as follows:

Capital	Accumulated Earnings (Losses)
$(29,799)	$29,799

As of February 28, 2019, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$—
Undistributed long-term capital gains	—
Tax Accumulated earnings	—
Accumulated capital and other losses	(12,175,548)
Unrealized appreciation/(depreciation) on foreign currency translations	(87)
Unrealized appreciation/(depreciation) on investments	17,278,980
Total accumulated earnings	$5,103,345

The tax character of distributions paid during the fiscal years ended February 28, 2019 and 2018 were as follows:

	2019	2018
Distributions paid from:
Ordinary income	$669,250	$3,045,979
Return of Capital	9,468,481	9,181,809
Net long-term capital gains	—	—
Total distributions paid	$10,137,731	$12,227,788

Destra Multi-Alternative Fund
Notes to Financial Statements
August 31, 2019 (Unaudited) (continued)

At February 28, 2019, the Fund had an accumulated capital loss carryforward as follows:

Short-term	$7,560,057
Long-term	2,004,610
Total	$9,564,667

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryforward utilization in any given year may be subject to Internal Revenue Code limitations.

8. Distributable Cash Flow

The table below has been included to provide additional insight in regards to distribution coverage metrics for the Fund, particularly in regards to how to differentiate between the tax components of distributions and the actual non-GAAP cash flows received from the Fund’s underlying investments. One of the advantages that the Fund is able to provide to investors is the tax characterizations of distributions received. For example, a portion of distributions received from REITs and certain partnerships are often treated as a non-taxable return of capital as an inherent structural advantage of the underlying investments. This allows for the deferral of tax consequences on certain distributions. As such, from a tax characterization, these are considered a “return of capital” but are, in actuality, still a cash inflow source received from the underlying investments. The table is specifically designed to better inform investors of the distributable cash flows received, and the distribution coverage they represent. For example, as can be seen below, for the fiscal year ended February 28, 2019, only 76.9% of distributions were represented by gross income as defined by the Fund’s Statement of Operations (tax-basis), but when factoring in the tax adjustments attributable to underlying investments, these total distributions, dividends and interest represented 106% of gross distributions made by the Fund. The table also includes additional lines for coverage when factoring in total net fees and expenses, as well as net realized gains and losses. This information is supplemental, unaudited, and is not inclusive of required financial disclosures (such as total expense ratio), and should be read in conjunction with the Fund’s full financial statements.

	For the Six Months Ended August 31, 2019 (Unaudited)	For the Year Ended February 28, 2019 (Unaudited)
Gross Income Per Statement of Operations:	3,860,092	7,795,565
Tax Adjustments attributable to underlying investments(1):	—	2,921,531
Total Distributions, dividends and interest from underlying investments:	$3,860,092	$10,717,096
Distributions to Shareholders:	$(4,414,702)	$(10,137,731)
Gross Distribution Coverage Ratio:	87%	106%
Total net fees and expenses (breakdown)
Total Fees & Expenses:	$2,301,462	$4,545,568
Fees Waived (added back):	$(223,091)	$(327,457)
Total Net Fees & Expenses:	$2,078,371	$4,218,111
Net Distributable Income:	$1,781,721	$6,498,985
Distribution Coverage Ratio excluding Net Realized G/L:	40%	64%
Net Realized Gain/(Loss):	$8,145,259	$(11,716,308)
Distribution Coverage Ratio including Net Realized G/L:	225%	-51%

1       Tax adjustments attributable to REITs and other investments are adjustments to reflect the tax character of distributions received from underlying investments. Specifically, a portion of distributions received from REITs are often treated as non-taxable return of capital for book and tax purposes and distributions received from investments structured as partnerships are also treated as return of capital to the extent the distributions received exceed the income reported to the Fund on the Form K-1’s received from the underlying investments.

Destra Multi-Alternative Fund
Notes to Financial Statements
August 31, 2019 (Unaudited) (continued)

9. Credit Facility

On January 16, 2018, the Fund entered into a secured, revolving line of credit facility with Barclays Bank PLC (the “Credit Facility”). The Fund may borrow an amount up to the lesser of the Credit Facility maximum commitment financing of $30,000,000 or one-third of the value of its total assets. The interest rate on borrowings from the Credit Facility is equal to 1-month LIBOR plus 1.80%. During the period ended August 31, 2019, the average principal balance and weighted average interest rate was approximately $23,533,870 and 4.22%, respectively. At August 31, 2019, the principal balance outstanding was $27,300,000 at an interest rate of 4.03%.

10. Subsequent Events

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements. On October 1, 2019, the Fund paid distributions of $0.0676, $0.0653, $0.0688 and $0.0661 per share to shareholders of record on September 27, 2019 for Class A, Class C, Class I and Class T shares, respectively. The Fund completed a quarterly repurchase offer on October 22, 2019 which resulted in 4.19% of Fund shares being repurchased.

Destra Multi-Alternative Fund
Additional Information
August 31, 2019 (Unaudited)

This report is sent to shareholders of the Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting — Information regarding how the Fund voted proxies for portfolio securities is available without charge and upon request by calling 844-9DESTRA (933-7872), or visiting Destra Capital Investments LLC’s website at http://www.destracapital.com or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Disclosure of Portfolio Holdings — The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q (or its successor form). The Fund’s Form N-Q (or its successor form) is available on the SEC website at www.sec.gov or by visiting Destra Capital Investments LLC’s website at http://destracapital.com.

Destra Multi-Alternative Fund
Fund Information

Board of Trustees	Officers	Investment Advisor
John S. Emrich	Robert Watson	Destra Capital Advisors LLC
Michael S. Erickson	President	Chicago, IL
Jeffery S. Murphy
Nicholas Dalmaso*	Derek Mullins	Sub-Advisor
	Chief Financial Officer and Treasurer	Pinhook Capital, LLC
San Diego, California
Jane Hong Shissler
	Chief Compliance Officer and Secretary	Distributor
* “Interested Person” of the Fund, as		Destra Capital Investments LLC
defined in the Investment Company		Chicago, IL
Act of 1940, as amended.
Administrator, Accounting Agent,
and Transfer Agent
UMB Fund Services Inc.
Milwaukee, WI

Custodian
UMB Bank, n.a.
Kansas City, MO

Legal Counsel
Drinker Biddle & Reath LLP
Philadelphia, PA

Independent Registered Public Accounting Firm
Cohen & Company, Ltd Chicago, IL

This report has been prepared for the general information of the shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The Fund’s prospectus contains more complete information about the objectives, policies, expenses and risks of the Fund. The Fund is not a bank deposit, not FDIC insured and may lose value. Please read the prospectus carefully before investing or sending money.

This report contains certain forward looking statements which are subject to known and unknown risks and uncertainties that could cause actual results to differ materially from those expressed or implied by such statements. Forward looking statements generally include words such as ‘‘believes,’’ ‘‘expects,’’ ‘‘anticipates’’ and other words of similar import. Such risks and uncertainties include, among other things, the Risk Factors noted in the Fund’s filings with the Securities and Exchange Commission. The Fund undertakes no obligation to update any forward looking statement.

Privacy Principles of the Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Fund restricts access to non-public personal information about the shareholders to Destra Capital Advisors LLC employees with a legitimate business need for the information. The Fund maintains physical, electronic and procedural safeguards designed to protect the non-public personal information of its shareholders.

Questions concerning your shares of the Fund?

• If your shares are held in a Brokerage Account, contact your respective Broker.

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Magagement Investment Companies.

Not applicable to semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a), Section 302 are attached hereto.

(a)(3) Not applicable.

(a)(4) Exhibits related to change in the registrant's independent public accountant are attached hereto.

(b) Certifications pursuant to Rule 30a-2(b), Section 906 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Destra Multi-Alternative Fund

By (Signature and Title)

/s/ Robert Watson
Robert Watson
(Principal Executive Officer)

Date	11/08/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Robert Watson
Robert Watson
(Principal Executive Officer)

Date	11/08/19

By (Signature and Title)

/s/ Derek Mullins
Derek Mullins, Chief Financial Officer
(Principal Financial Officer)

Date	11/08/19